ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and social insurance	¥ 51,919,137		¥ 45,688,185
Taxes payable	29,028,359		17,011,290
Accrued issuance costs for Series F financing	(5,548,788)
Deposits	1,144,769		2,235,945
Staff reimbursements	2,437,562		1,841,772
Other payables	3,888,841		1,991,306
Accrued expenses and other current liabilities	¥ 93,967,456	$ 14,401,143	¥ 68,768,498